UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10045
Investment Company Act File Number

Calvert Impact Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

June 30, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Small-Cap Fund
Calvert Global Energy Solutions Fund
Calvert Global Water Fund
Calvert Green Bond Fund

CALVERT SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.2%
Aerospace & Defense - 3.4%
Hexcel Corp.	143,876	9,550,489
Mercury Systems, Inc. (1)	96,289	3,664,759
		13,215,248

Banks - 9.6%
Ameris Bancorp	81,020	4,322,417
Columbia Banking System, Inc.	122,602	5,014,422
Sterling Bancorp	304,920	7,165,620
Stock Yards Bancorp, Inc.	118,377	4,516,083
Texas Capital Bancshares, Inc. (1)	64,204	5,874,666
Western Alliance Bancorp (1)	82,471	4,668,683
Wintrust Financial Corp.	66,879	5,821,817
		37,383,708

Biotechnology - 1.5%
Ligand Pharmaceuticals, Inc. (1)(2)	28,863	5,979,548

Capital Markets - 3.0%
Cohen & Steers, Inc. (2)	201,986	8,424,836
Lazard Ltd., Class A	66,189	3,237,304
		11,662,140

Chemicals - 2.6%
Minerals Technologies, Inc.	72,366	5,452,778
Sensient Technologies Corp.	62,541	4,474,809
		9,927,587

Commercial Services & Supplies - 4.1%
Deluxe Corp.	121,550	8,047,825
Multi-Color Corp.	119,184	7,705,246
		15,753,071

Communications Equipment - 0.5%
NETGEAR, Inc. (1)	30,692	1,918,250

Diversified Consumer Services - 6.4%
Bright Horizons Family Solutions, Inc. (1)	35,322	3,621,212
Grand Canyon Education, Inc. (1)	94,931	10,595,249
ServiceMaster Global Holdings, Inc. (1)	176,922	10,521,551
		24,738,012

Electric Utilities - 1.5%
Portland General Electric Co.	137,608	5,884,118

Electrical Equipment - 1.9%
EnerSys	96,648	7,213,807

Electronic Equipment, Instruments & Components - 3.3%
Dolby Laboratories, Inc., Class A	145,934	9,002,668
FLIR Systems, Inc.	71,765	3,729,627
		12,732,295

Energy Equipment & Services - 2.4%
Oceaneering International, Inc.	185,554	4,724,205
US Silica Holdings, Inc. (2)	186,053	4,779,701
		9,503,906

Equity Real Estate Investment Trusts (REITs) - 7.9%
Acadia Realty Trust	138,163	3,781,521
CubeSmart	192,908	6,215,496
DCT Industrial Trust, Inc.	134,637	8,984,327
Education Realty Trust, Inc.	169,872	7,049,688
STORE Capital Corp.	162,272	4,446,253
		30,477,285

Food & Staples Retailing - 2.6%
Performance Food Group Co. (1)	279,880	10,271,596

Food Products - 0.9%
Lancaster Colony Corp.	25,220	3,490,952

Gas Utilities - 1.6%
ONE Gas, Inc.	82,378	6,156,932

Health Care Equipment & Supplies - 6.3%
ICU Medical, Inc. (1)	41,820	12,280,443
Masimo Corp. (1)	43,119	4,210,570
West Pharmaceutical Services, Inc.	80,254	7,968,420
		24,459,433

Health Care Providers & Services - 2.7%
Amedisys, Inc. (1)	100,460	8,585,311
Chemed Corp.	6,065	1,951,778
		10,537,089

Health Care Technology - 1.8%
Cotiviti Holdings, Inc. (1)	157,862	6,966,450

Hotels, Restaurants & Leisure - 1.2%
Texas Roadhouse, Inc.	69,182	4,532,113

Household Products - 1.7%
Central Garden & Pet Co., Class A (1)	160,806	6,507,819

Insurance - 4.4%

First American Financial Corp.	115,640	5,980,901
Horace Mann Educators Corp.	133,295	5,944,957
RLI Corp.	76,313	5,051,157
		16,977,015

IT Services - 4.6%
Black Knight, Inc. (1)	129,580	6,939,009
Conduent, Inc. (1)	248,168	4,509,213
CSG Systems International, Inc.	151,981	6,211,463
		17,659,685

Machinery - 3.0%
Milacron Holdings Corp. (1)	314,726	5,957,763
RBC Bearings, Inc. (1)	43,546	5,609,160
		11,566,923

Pharmaceuticals - 1.4%
Catalent, Inc. (1)	131,281	5,499,361

Road & Rail - 2.1%
Landstar System, Inc.	75,183	8,209,984

Software - 9.1%
ACI Worldwide, Inc. (1)	349,933	8,632,847
Altair Engineering, Inc., Class A (1)	205,595	7,027,237
Blackbaud, Inc.	68,258	6,993,032
Ceridian HCM Holding, Inc. (1)	39,324	1,305,164
RealPage, Inc. (1)	207,723	11,445,537
		35,403,817

Specialty Retail - 0.3%
Lithia Motors, Inc., Class A	13,772	1,302,418

Textiles, Apparel & Luxury Goods - 2.0%
Carter's, Inc.	36,728	3,980,948
Columbia Sportswear Co.	40,105	3,668,404
		7,649,352

Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd. (1)	66,880	2,395,642

Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	101,627	7,129,134

Total Common Stocks (Cost $313,134,829)		373,104,690

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(4)	1,401,905	1,334,530

ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (3)(5)(6)	152,000	143,640
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (3)(5)(6)	195,000	185,835

Total High Social Impact Investments (Cost $1,748,905)		1,664,005

TIME DEPOSIT - 3.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	14,144,752	14,144,752

Total Time Deposit (Cost $14,144,752)		14,144,752

TOTAL INVESTMENTS (Cost $329,028,486) - 100.2%		388,913,447
Other assets and liabilities, net - (0.2%)		(880,925)
NET ASSETS - 100.0%		388,032,522

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $10,932,451 and the total market value of the collateral received by the Fund was $11,301,289, comprised of U.S. Government and/or agencies securities.

(3) Restricted security. Total market value of restricted securities amounts to $1,664,005, which represents 0.4% of the net assets of the Fund as of June 30, 2018.
(4) Affiliated company.
(5) For fair value measurement disclosure purposes, security is categorized as Level 3.
(6) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2018.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,401,905
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	152,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	195,000

At June 30, 2018, the value of the Fund’s investment in affiliated companies was $1,334,530, which represents 0.3% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended June 30, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$1,401,905	$—	$—	$1,401,905	$1,334,530	$15,654	$—	$—	($1,598)

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$373,104,690	(2)	$—	$—	$373,104,690
High Social Impact Investments	—		1,334,530	329,475	1,664,005
Time Deposit	—		14,144,752	—	14,144,752
Total Investments	$373,104,690		$15,479,282	$329,475	$388,913,447

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentations in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT GLOBAL ENERGY SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.1%
Austria - 1.8%
Andritz AG	12,368	655,520
Verbund AG	16,628	536,584
Zumtobel Group AG (1)	38,180	291,918
		1,484,022

Belgium - 0.9%
Umicore SA	12,442	710,282

Brazil - 0.5%
Sao Martinho SA	96,352	443,755

Canada - 3.1%
Boralex, Inc., Class A	30,278	485,038
Brookfield Renewable Partners LP	21,255	637,981
Canadian Solar, Inc. (1)(2)	37,117	454,312
Innergex Renewable Energy, Inc.	47,517	499,152
TransAlta Renewables, Inc.	50,657	479,347
		2,555,830

China - 5.0%
China Longyuan Power Group Corp. Ltd., Class H	665,000	534,202
Daqo New Energy Corp., ADR (2)	12,606	448,017
Huaneng Renewables Corp. Ltd., Class H	1,395,955	462,708
JA Solar Holdings Co. Ltd. ADR (1)(2)	65,287	444,604
JinkoSolar Holding Co. Ltd. ADR (1)(2)	42,439	584,385
Tianneng Power International Ltd.	346,000	537,077
Xinjiang Goldwind Science & Technology Co. Ltd., Class H (1)	481,700	584,089
Xinyi Solar Holdings Ltd. (1)	1,600,000	490,197
		4,085,279

Denmark - 2.9%
Novozymes A/S, Class B	11,665	589,995
Orsted A/S (3)	8,949	540,708
Rockwool International A/S, Class B	1,521	592,895
Vestas Wind Systems A/S	10,216	630,698
		2,354,296

Finland - 1.3%
Metsa Board Oyj	46,951	529,280
Neste Oyj	6,436	503,545
		1,032,825

France - 3.3%
Albioma SA	19,076	429,794

Cie de Saint-Gobain	13,004	579,262
Danone SA	6,877	502,107
Schneider Electric SE	7,986	664,170
Valeo SA	9,229	503,198
		2,678,531

Germany - 8.3%
Bayerische Motoren Werke AG	5,154	465,883
CropEnergies AG	51,766	305,348
Daimler AG	7,128	456,599
Deutsche Post AG	14,581	473,742
Encavis AG	59,984	437,033
Evonik Industries AG	15,503	530,415
HeidelbergCement AG	5,620	471,891
Infineon Technologies AG	27,062	687,410
Manz AG (2)	9,598	392,355
Nordex SE (2)	40,219	406,821
OSRAM Licht AG	8,656	352,514
PNE AG	129,972	344,874
Siemens AG	5,393	710,559
SMA Solar Technology AG	9,778	403,154
VERBIO Vereinigte BioEnergie AG	54,281	340,096
		6,778,694

Hong Kong - 1.9%
Cathay Pacific Airways Ltd.	301,000	472,638
China Everbright International Ltd.	424,000	546,061
GCL-Poly Energy Holdings Ltd. (1)(2)	5,371,000	504,372
		1,523,071

Ireland - 1.3%
CRH plc	13,892	488,642
Kingspan Group plc	11,823	590,991
		1,079,633

Italy - 2.0%
Enel SpA	137,222	760,372
ERG SpA	23,002	501,706
Falck Renewables SpA	171,341	412,641
		1,674,719

Japan - 6.8%
Daikin Industries Ltd.	5,500	657,322
Ferrotec Holdings Corp.	25,600	393,417
GS Yuasa Corp.	117,000	532,715
Hitachi Chemical Co. Ltd.	27,100	545,566
Hitachi Metals Ltd.	47,300	490,443
Nidec Corp.	3,400	508,604
Nippon Express Co. Ltd.	6,400	463,760
Nissan Motor Co. Ltd.	53,700	522,511
Sumitomo Chemical Co. Ltd.	87,000	492,040

Tanaka Chemical Corp. (1)(2)	40,500	436,385
Yokogawa Electric Corp.	28,100	498,975
		5,541,738

Netherlands - 1.0%
SIF Holding NV	19,851	388,105
Signify NV (3)	16,816	435,056
		823,161

New Zealand - 1.2%
Mercury NZ Ltd. (1)	214,190	488,433
Meridian Energy Ltd.	248,010	523,862
		1,012,295

Norway - 1.1%
Norsk Hydro ASA	80,376	479,784
Scatec Solar ASA (1)(3)	59,273	399,763
		879,547

Portugal - 1.4%
Altri SGPS SA	53,233	536,459
EDP - Energias de Portugal SA	156,596	620,670
		1,157,129

South Africa - 0.4%
Montauk Holdings Ltd.	53,659	357,795

South Korea - 2.1%
Finetex EnE, Inc. (1)(2)	96,731	155,360
Hansol Technics Co. Ltd. (2)	35,673	305,198
Samsung SDI Co. Ltd.	3,333	639,297
Seoul Semiconductor Co. Ltd.	20,459	304,477
Taewoong Co. Ltd. (1)(2)	21,605	314,158
		1,718,490

Spain - 4.5%
Acciona SA	6,147	507,405
Atlantica Yield plc	25,468	513,944
EDP Renovaveis SA	54,382	566,807
Ence Energia y Celulosa SA	59,519	526,096
Iberdrola SA	71,496	551,360
Red Electrica Corp. SA (1)	25,386	515,742
Siemens Gamesa Renewable Energy SA (1)	35,965	480,750
		3,662,104

Sweden - 0.7%
Nibe Industrier AB, Class B	49,708	531,627

Switzerland - 3.0%
ABB Ltd.	29,914	652,541
Clariant AG	20,732	496,085

Gurit Holding AG	483	392,299
Landis+Gyr Group AG (2)	7,138	495,185
Meyer Burger Technology AG (1)(2)	427,507	402,266
		2,438,376

Taiwan - 5.8%
Chroma ATE, Inc.	100,000	536,907
Delta Electronics, Inc.	178,000	638,013
Epistar Corp. (2)	365,000	455,706
Everlight Electronics Co. Ltd.	358,000	450,761
Gigasolar Materials Corp.	70,000	367,953
Lextar Electronics Corp. (2)	562,000	351,655
Motech Industries, Inc. (2)	695,000	350,516
OptoTech Corp.	477,000	459,007
Simplo Technology Co. Ltd.	88,000	515,876
Sino-American Silicon Products, Inc.	148,000	594,326
		4,720,720

Thailand - 0.9%
BCPG PCL	684,800	326,093
Energy Absolute PCL, NVDR	447,500	441,744
Inter Far East Energy Corp. (2)(4)	2,662,000	0
		767,837

United Kingdom - 7.3%
Aptiv plc	6,323	579,376
Croda International plc	8,264	522,096
Delphi Technologies plc	9,925	451,190
Dialight plc (2)	63,513	421,407
easyJet plc	23,292	512,422
John Laing Group plc (3)	143,391	519,818
Johnson Matthey plc	11,591	551,923
Ricardo plc	38,604	489,543
SIG plc	239,772	440,217
Smart Metering Systems plc	45,936	470,627
Unilever plc	9,704	536,053
United Utilities Group plc	49,798	500,634
		5,995,306

United States - 28.6%
3M Co.	2,516	494,948
AAON, Inc.	13,992	465,234
Advanced Emissions Solutions, Inc. (1)	48,430	550,165
Alaska Air Group, Inc.	8,575	517,844
Alphabet, Inc., Class A (2)	460	519,427
Ameresco, Inc., Class A (2)	28,784	345,408
BorgWarner, Inc.	11,941	515,374
Covanta Holding Corp. (1)	33,597	554,351
Cree, Inc. (1)(2)	11,164	464,087
Eaton Corp. plc	8,365	625,200
Emerson Electric Co.	9,433	652,198

EnerSys	7,873	587,641
First Solar, Inc. (1)(2)	12,339	649,772
Gibraltar Industries, Inc. (2)	13,332	499,950
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (1)	29,747	587,503
Ingersoll-Rand plc	7,107	637,711
International Business Machines Corp.	3,557	496,913
Itron, Inc. (2)	8,387	503,639
Johnson Controls International plc	18,983	634,981
Maxwell Technologies, Inc. (1)(2)	97,163	505,248
Microsoft Corp.	5,276	520,266
NextEra Energy Partners LP	12,654	590,562
NRG Yield, Inc., Class C	31,132	535,470
ON Semiconductor Corp. (2)	23,770	528,526
Ormat Technologies, Inc.	10,398	553,070
Owens Corning	8,344	528,759
Pattern Energy Group, Inc. (1)	28,565	535,594
Plug Power, Inc. (1)(2)	231,736	468,107
Power Integrations, Inc.	7,889	576,291
Renewable Energy Group, Inc. (2)	25,841	461,262
Rockwell Automation, Inc.	3,622	602,085
Sensata Technologies Holding plc (2)	10,571	502,968
SolarEdge Technologies, Inc. (1)(2)	10,692	511,612
SunPower Corp. (1)(2)	62,242	477,396
Sunrun, Inc. (1)(2)	37,413	491,981
Tenneco, Inc.	10,753	472,702
TerraForm Power, Inc., Class A	42,410	496,197
Tesla, Inc. (1)(2)	2,125	728,769
TPI Composites, Inc. (2)	18,135	530,267
Universal Display Corp. (1)	6,407	551,002
Veeco Instruments, Inc. (2)	28,940	412,395
Vivint Solar, Inc. (1)(2)	87,258	431,927
Waste Management, Inc.	6,396	520,251
Whirlpool Corp.	3,713	542,952
		23,378,005

Total Common Stocks (Cost $74,847,435)		79,385,067

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 2.2%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (5)(6)	1,800,000	1,713,492
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (4)(5)(7)	53,000	50,085
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (4)(5)(7)	68,000	64,804

Total High Social Impact Investments (Cost $1,921,000)		1,828,381

TIME DEPOSIT - 0.0% (8)
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	12,192	12,192

Total Time Deposit (Cost $12,192)		12,192

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.4%
State Street Navigator Securities Lending Government Money Market Portfolio	6,845,962	6,845,962

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $6,845,962)		6,845,962

TOTAL INVESTMENTS (Cost $83,626,589) - 107.7%		88,071,602
Other assets and liabilities, net - (7.7%)		(6,296,351)
NET ASSETS - 100.0%		81,775,251

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $11,033,512 and the total market value of the collateral received by the Fund was $11,619,437, including cash collateral of $6,845,962 and non-cash U.S. Government and/or agency securities collateral of $4,773,475.

(2) Non-income producing security.
(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,895,345, which represents 2.3% of the net assets of the Fund as of June 30, 2018.

(4) For fair value measurement purposes, security is categorized as Level 3.
(5) Restricted security. Total market value of restricted securities amounts to $1,828,381, which represents 2.2% of the net assets of the Fund as of June 30, 2018.
(6) Affiliated company.
(7) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2018.

(8) Amount is less than 0.05%.

Abbreviations:
ADR:	American Depositary Receipt
NVDR:	Non-Voting Depository Receipt
PCL:	Public Company Limited

At June 30, 2018, the concentration of the Portfolio's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Industrials	31.4%
Information Technology	23.8%
Utilities	18.9%
Materials	11.5%
Consumer Discretionary	7.1%
Energy	2.5%
High Social Impact Investments	2.3%
Consumer Staples	1.8%
Financials	0.7%
Time Deposit	0.0%**
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.
** Amount is less than 0.05%.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,800,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	53,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	68,000

At June 30, 2018, the value of the Fund's investment in affiliated companies was $1,713,492, which represents 2.1% of the Fund's net assets. Transactions in affiliated companies for the fiscal year to date ended June 30, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$1,800,000	$—	$—	$1,800,000	$1,713,492	$20,100	$—	$—	($2,052)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$443,755	$—		$—	$443,755
Canada	2,555,830	—		—	2,555,830
China	1,477,007	2,608,272		—	4,085,279
South Korea	155,360	1,563,130		—	1,718,490
Spain	513,944	3,148,160		—	3,662,104
Thailand	—	767,837		0	767,837
United Kingdom	1,030,566	4,964,740		—	5,995,306
United States	23,378,005	—		—	23,378,005
Other Countries(2)	—	36,778,461		—	36,778,461
Total Common Stocks	$29,554,467	$49,830,600	(3)	$0	$79,385,067
High Social Impact Investments	—	1,713,492		114,889	1,828,381
Time Deposit	—	12,192		—	12,192
Short Term Investment of Cash Collateral for Securities Loaned	6,845,962	—		—	6,845,962
Total Investments	$36,400,429	$51,556,284		$114,889	$88,071,602

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. At June 30, 2018, investments having a value of $5,382,648 were transferred from Level 1 to Level 2 during the fiscal year to date then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund's fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.9%
Australia - 0.9%
Reliance Worldwide Corp. Ltd. (1)	1,037,207	4,106,331

Brazil - 2.1%
Cia de Saneamento de Minas Gerais	412,564	4,366,478
Cia de Saneamento do Parana, PFC Shares	2,163,294	5,012,289
		9,378,767

Canada - 0.9%
EnerCare, Inc. (1)	279,183	3,818,286

Chile - 2.0%
Aguas Andinas SA, Class A	8,451,585	4,616,458
Inversiones Aguas Metropolitanas SA	2,710,920	4,140,263
		8,756,721

China - 1.4%
China Lesso Group Holdings Ltd.	5,126,578	3,245,310
CT Environmental Group Ltd. (1)	20,592,202	2,855,189
		6,100,499

Denmark - 0.8%
Novozymes A/S, Class B	66,257	3,351,161

Finland - 4.0%
Kemira Oyj	276,848	3,672,582
Metsa Board Oyj	304,534	3,433,020
Outotec Oyj (2)	408,025	3,235,189
Uponor Oyj	230,966	3,694,014
Valmet Oyj	179,772	3,455,461
		17,490,266

France - 5.8%
Accor SA	68,027	3,331,684
Danone SA	45,094	3,292,424
L'Oreal SA	14,791	3,646,375
Sanofi SA	43,609	3,500,037
Suez	440,059	5,692,608
Veolia Environnement SA	288,549	6,166,009
		25,629,137

Hong Kong - 4.4%
Beijing Enterprises Water Group Ltd. (1)	9,439,452	5,132,833
China Everbright International Ltd.	2,461,000	3,169,471
China Water Affairs Group Ltd. (1)	4,852,421	5,054,679

Guangdong Investment Ltd.	3,659,427	5,791,534
		19,148,517

India - 1.1%
Jain Irrigation Systems Ltd.	2,086,242	2,340,580
VA Tech Wabag Ltd.	449,004	2,549,284
		4,889,864

Italy - 0.8%
ACEA SpA (1)	244,735	3,631,532

Japan - 6.1%
Ebara Corp. (1)	138,856	4,308,160
Hitachi Zosen Corp.	783,827	3,688,443
Kurita Water Industries Ltd.	138,042	3,931,745
LIXIL Group Corp.	201,400	4,025,074
METAWATER Co. Ltd.	115,917	3,364,915
Nihon Trim Co. Ltd. (1)	63,900	2,750,818
TOTO Ltd.	102,200	4,730,396
		26,799,551

Netherlands - 2.7%
Aalberts Industries NV	99,205	4,739,069
Arcadis NV	212,634	3,821,021
Boskalis Westminster (1)	116,858	3,395,830
		11,955,920

Philippines - 1.0%
Manila Water Co., Inc.	8,760,406	4,595,630

Singapore - 0.5%
Hyflux Ltd. (1)(3)	17,622,294	2,172,877

South Korea - 0.9%
Coway Co. Ltd.	50,740	3,946,258

Spain - 0.8%
Iberdrola SA	456,574	3,520,985

Sweden - 0.7%
Hennes & Mauritz AB, Class B (1)	221,616	3,298,765

Switzerland - 6.1%
Ferguson plc	63,828	5,164,181
Geberit AG	12,777	5,470,650
Georg Fischer AG	3,801	4,853,814
Novartis AG	45,511	3,447,501
Sika AG	25,494	3,522,493
Sulzer AG	35,014	4,241,130
		26,699,769

Taiwan - 1.5%
China Steel Corp.	4,227,000	3,283,598
Taiwan Semiconductor Manufacturing Co. Ltd.	448,294	3,183,369
		6,466,967

United Kingdom - 9.7%
Croda International plc	54,922	3,469,814
Halma plc	188,587	3,395,755
Mondi plc	126,576	3,414,778
nVent Electric plc (2)	158,759	3,984,851
Pennon Group plc	553,956	5,793,291
Pentair plc	102,518	4,313,957
Polypipe Group plc	773,218	3,917,946
Rotork plc	1,097,425	4,833,226
Unilever plc	64,495	3,562,733
United Utilities Group plc	594,973	5,981,435
		42,667,786

United States - 44.7%
Advanced Drainage Systems, Inc.	143,743	4,103,863
Aegion Corp. (2)	155,343	4,000,082
American States Water Co.	100,112	5,722,402
American Water Works Co., Inc.	85,114	7,267,033
Aqua America, Inc.	181,564	6,387,421
AquaVenture Holdings Ltd. (1)(2)	178,512	2,781,217
Artesian Resources Corp., Class A	108,010	4,187,548
Badger Meter, Inc.	82,611	3,692,712
California Water Service Group	140,203	5,460,907
Cantel Medical Corp.	42,771	4,206,956
Colgate-Palmolive Co.	53,802	3,486,908
Connecticut Water Service, Inc.	73,622	4,808,989
Danaher Corp.	33,283	3,284,366
Ecolab, Inc.	37,837	5,309,666
Entegris, Inc.	93,546	3,171,209
Evoqua Water Technologies Corp. (1)(2)	184,132	3,774,706
Flowserve Corp. (1)	104,856	4,236,182
Ford Motor Co.	296,837	3,285,986
Forterra, Inc. (1)(2)	334,041	3,250,219
Fortune Brands Home & Security, Inc.	89,623	4,811,859
Franklin Electric Co., Inc.	83,131	3,749,208
General Mills, Inc.	79,561	3,521,370
Gorman-Rupp Co. (The)	117,358	4,107,530
Hanesbrands, Inc. (1)	173,465	3,819,699
Hawkins, Inc.	81,188	2,869,996
HD Supply Holdings, Inc. (2)	125,839	5,397,235
IDEX Corp.	33,573	4,582,043
IDEXX Laboratories, Inc. (2)	16,333	3,559,614
Intel Corp.	65,246	3,243,379
Itron, Inc. (2)	66,145	3,972,007
Kellogg Co. (1)	53,566	3,742,656
Lindsay Corp.	41,739	4,048,266

Middlesex Water Co.	111,106	4,685,340
Mueller Industries, Inc.	143,880	4,245,899
Mueller Water Products, Inc., Class A	377,821	4,428,062
NIKE, Inc., Class B	47,962	3,821,612
Nucor Corp.	51,290	3,205,625
Rexnord Corp. (2)	136,596	3,969,480
Sempra Energy	33,699	3,912,791
SJW Group	75,903	5,026,297
Tetra Tech, Inc.	75,421	4,412,128
Toro Co. (The)	73,612	4,435,123
Trimble, Inc. (2)	98,837	3,245,807
Valmont Industries, Inc.	30,843	4,649,582
Watts Water Technologies, Inc., Class A	51,052	4,002,477
Xylem, Inc.	66,409	4,474,638
York Water Co. (The)	140,883	4,480,079
		196,838,174

Total Common Stocks (Cost $392,879,805)		435,263,763

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (4)(5)	1,000,000	951,940
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (3)(5)(6)	284,000	268,380
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (3)(5)(6)	366,000	348,798

Total High Social Impact Investments (Cost $1,650,000)		1,569,118

TIME DEPOSIT - 0.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	1,610,646	1,610,646

Total Time Deposit (Cost $1,610,646)		1,610,646

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio	10,281,586	10,281,586

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $10,281,586)		10,281,586

TOTAL INVESTMENTS (Cost $406,422,037) - 102.0%		448,725,113
Other assets and liabilities, net - (2.0%)		(8,707,751)
NET ASSETS - 100.0%		440,017,362

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $32,375,130 and the total market value of the collateral received by the Fund was $33,774,783, including cash collateral of $10,281,586 and non-cash U.S. Government and/or agency securities collateral of $23,493,197.

(2) Non-income producing security.
(3) For fair value measurement disclosure purposes, security is categorized as Level 3.
(4) Affiliated company.
(5) Restricted security. Total market value of restricted securities amounts to $1,569,118, which represents 0.4% of the net assets of the Fund as of June 30, 2018
(6) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2018.

Abbreviations:
PFC Shares:	Preference Shares

At June 30, 2018, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Industrials	40.2%
Utilities	30.1%
Materials	8.8%
Consumer Discretionary	5.8%
Information Technology	5.4%
Consumer Staples	4.8%
Health Care	4.1%
Time Deposit	0.4%
High Social Impact Investments	0.4%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	284,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	366,000

At June 30, 2018, the value of the Fund’s investment in affiliated companies was $951,940, which represents 0.2% of the Fund’s net assets. Transactions in affiliated companies for the fiscal year to date ended June 30, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$1,000,000	$—	$—	$1,000,000	$951,940	$11,167	$—	$—	($1,140)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$9,378,767	$—		$—	$9,378,767
Canada	3,818,286	—		—	3,818,286
Chile	8,756,721	—		—	8,756,721
Singapore	—	—		2,172,877	2,172,877
United Kingdom	8,298,808	34,368,978		—	42,667,786
United States	196,838,174	—		—	196,838,174
Other Countries(2)	—	171,631,152		—	171,631,152
Total Common Stocks	$227,090,756	$206,000,130	(3)	$2,172,877	$435,263,763
High Social Impact Investments	—	951,940		617,178	1,569,118
Time Deposit	—	1,610,646		—	1,610,646
Short Term Investment of Cash Collateral for Securities Loaned	10,281,586	—		—	10,281,586
Total Investments	$237,372,342	$208,562,716		$2,790,055	$448,725,113

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. At June 30, 2018, investments having a value of $15,209,728 were transferred from Level 1 to Level 2 during the fiscal year to date then ended. The change in level designation within the fair value hierarchy was generally due to an increase in securities valued primarily using the Fund's fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT GREEN BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 54.8%
Communications - 0.8%
Alphabet, Inc., 1.998%, 8/15/26	1,200,000	1,073,000

Consumer, Cyclical - 1.6%
Hyundai Capital Services, Inc., 2.875%, 3/16/21 (1)	1,200,000	1,174,331
Starbucks Corp., 2.45%, 6/15/26	1,150,000	1,031,770
		2,206,101

Consumer, Non-cyclical - 3.6%
Ecolab, Inc.:
3.25%, 12/1/27	372,000	356,750
3.95%, 12/1/47	400,000	383,726
Kaiser Foundation Hospitals, 3.15%, 5/1/27	1,658,000	1,589,047
Massachusetts Institute of Technology, 3.959%, 7/1/38	2,435,000	2,528,041
		4,857,564

Energy - 0.8%
Pattern Energy Group, Inc., 5.875%, 2/1/24 (1)	1,000,000	1,002,500

Financial - 20.5%
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	2,000,000	2,012,706
Bank of America Corp.:
2.151%, 11/9/20	3,150,000	3,079,690
3.499% to 5/17/21, 5/17/22 (2)	3,107,000	3,106,414
DBS Group Holdings Ltd., 2.98%, (3 mo. USD LIBOR + 0.62%), 7/25/22 (1)(3)	3,275,000	3,284,577
Digital Realty Trust LP, 3.95%, 7/1/22	2,895,000	2,926,372
ING Bank NV, 2.00%, 11/26/18 (1)	2,600,000	2,593,324
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	715,000	677,272
Morgan Stanley, 2.20%, 12/7/18	3,650,000	3,645,272
National Australia Bank Ltd., 3.625%, 6/20/23	1,500,000	1,498,271
Regency Centers LP, 3.75%, 6/15/24	1,500,000	1,469,785
Toronto-Dominion Bank (The), 1.85%, 9/11/20	3,250,000	3,165,967
		27,459,650

Government - 10.4%
African Development Bank, 1.375%, 12/17/18	2,200,000	2,191,003
Asian Development Bank:
1.00%, 8/16/19	1,800,000	1,769,734
1.875%, 8/10/22	1,000,000	962,253
2.125%, 3/19/25	750,000	710,968
2.375%, 8/10/27	750,000	713,018
European Bank for Reconstruction & Development, 0.875%, 7/22/19	1,275,000	1,253,223
European Investment Bank:
2.375%, 5/24/27	2,600,000	2,467,969
2.50%, 10/15/24	600,000	582,451

International Bank for Reconstruction & Development, 1.005%, 10/1/18	625,000	623,356
International Finance Corp.:
2.00%, 10/24/22	1,000,000	965,386
2.125%, 4/7/26	1,000,000	940,288
Nordic Investment Bank, 2.25%, 9/30/21	750,000	736,854
		13,916,503

Industrial - 1.2%
Xylem, Inc., 4.375%, 11/1/46	1,590,000	1,567,609

Technology - 6.0%
Apple, Inc.:
2.85%, 2/23/23	2,500,000	2,461,766
3.00%, 6/20/27	1,746,000	1,660,851
DXC Technology Co.:
3.25%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (3)	2,250,000	2,250,639
4.75%, 4/15/27	800,000	809,386
Microsoft Corp.:
3.75%, 2/12/45	275,000	269,961
4.45%, 11/3/45	575,000	620,027
		8,072,630

Utilities - 9.9%
American Water Capital Corp.:
2.95%, 9/1/27	480,000	452,531
3.40%, 3/1/25	850,000	838,926
4.00%, 12/1/46	500,000	487,497
Avangrid, Inc., 3.15%, 12/1/24	4,583,000	4,412,899
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (1)	1,825,000	1,761,125
4.50%, 9/15/27 (1)	800,000	751,000
NRG Yield Operating LLC, 5.375%, 8/15/24	750,000	753,750
Public Service Co. of Colorado:
3.70%, 6/15/28	1,613,000	1,621,885
4.10%, 6/15/48	1,000,000	1,007,038
Terraform Global Operating LLC, 6.125%, 3/1/26 (1)	1,150,000	1,138,500
		13,225,151

Total Corporate Bonds (Cost $74,757,323)		73,380,708

SOVEREIGN GOVERNMENT BONDS - 18.0%
Bank Nederlandse Gemeenten NV, 1.625%, 11/25/19 (1)	1,500,000	1,478,882
Export Development Canada:
1.25%, 12/10/18	1,230,000	1,223,653
1.625%, 6/1/20	2,025,000	1,984,310
Export-Import Bank of Korea, 2.125%, 2/11/21	1,000,000	966,901
Kommunalbanken AS, 1.375%, 10/26/20 (1)	1,000,000	969,357
Kommuninvest i Sverige AB:
1.50%, 4/23/19 (1)	1,000,000	992,144
1.875%, 6/1/21 (1)	1,600,000	1,557,426

Kreditanstalt fuer Wiederaufbau:
1.75%, 10/15/19	1,200,000	1,187,465
1.875%, 11/30/20	1,500,000	1,469,929
2.00%, 9/29/22	2,000,000	1,929,899
Municipality Finance plc, 1.375%, 9/21/21 (1)	5,000,000	4,766,335
Nacional Financiera SNC, 3.375%, 11/5/20 (1)	1,500,000	1,496,250
Nederlandse Waterschapsbank NV, 2.375%, 3/24/26 (1)	1,700,000	1,615,088
Svensk Exportkredit AB, 1.875%, 6/23/20	2,500,000	2,456,531

Total Sovereign Government Bonds (Cost $24,486,610)		24,094,170

ASSET-BACKED SECURITIES - 12.3%
Mosaic Solar Loan Trust, Series 2018-1A, Class A, 4.01%, 6/22/43 (1)	1,428,792	1,434,483
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (1)	129,902	128,461
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (1)	225,263	225,849
Series 2014-2, Class A, 4.02%, 7/20/44 (1)	1,783,690	1,673,454
Series 2014-2, Class B, 5.44%, 7/20/44 (1)	177,457	171,273
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (1)	949,678	957,488
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (1)	898,779	827,565
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (1)	463,790	459,460
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (1)	3,895,993	3,883,835
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20	2,973,277	2,957,901
Series 2016-B, Class A4, 1.52%, 8/16/21	2,300,000	2,265,615
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (1)	1,500,000	1,512,742

Total Asset-Backed Securities (Cost $16,660,046)		16,498,126

TAXABLE MUNICIPAL OBLIGATIONS - 5.8%
General Obligations - 2.6%
Massachusetts, Green Bonds, 3.277%, 6/1/46	3,775,000	3,481,116

Water and Sewer - 3.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	1,225,000	1,356,736
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40 (4)	150,000	170,385
Metropolitan Water District of Southern California, 6.947%, 7/1/40 (4)	250,000	269,008
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44 (4)	605,000	789,682
New York Environmental Facilities Corp., Green Bonds:
1.48%, 7/15/18	750,000	749,805
2.25%, 7/15/20	1,040,000	1,031,940
		4,367,556

Total Taxable Municipal Obligations (Cost $8,012,177)		7,848,672

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 6.8%
Federal National Mortgage Association:
2.647%, 7/25/24(5)	1,000,000	969,325

2.65%, 6/1/26	1,933,903	1,864,972
2.68%, 7/1/26	2,000,000	1,919,643
2.878%, 2/25/27(5)	959,408	935,154
3.037%, 9/25/27(5)	1,475,000	1,420,892
3.11%, 7/1/23	138,299	138,855
3.144%, 3/25/28(5)	940,000	911,161
3.325%, 6/25/28(5)	923,077	917,480

Total U.S. Government Agency Mortgage-Backed Securities (Cost $9,424,767)		9,077,482

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.7%
Overseas Private Investment Corp.:
3.16%, 6/1/33	180,852	177,581
3.22%, 9/15/29	778,311	759,174

Total U.S. Government Agencies and Instrumentalities (Cost $959,163)		936,755

HIGH SOCIAL IMPACT INVESTMENTS - 0.1%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (6)(7)	150,000	142,791

Total High Social Impact Investments (Cost $150,000)		142,791

TIME DEPOSIT - 0.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	752,567	752,567

Total Time Deposit (Cost $752,567)		752,567

TOTAL INVESTMENTS (Cost $135,202,653) - 99.1%		132,731,271
Other assets and liabilities, net - 0.9%		1,191,331
NET ASSETS - 100.0%		133,922,602

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $35,855,449, which represents 26.8% of the net assets of the Fund as of June 30, 2018.

(2) Security converts to floating rate after the indicated fixed-rate coupon period.
(3) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.
(4) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(5) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.
(6) Restricted security. Total market value of restricted securities amounts to $142,791, which represents 0.1% of the net assets of the Fund as of June 30, 2018.
(7) Affiliated company.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. Ultra 10-Year Treasury Note	(15)	Sep-18	($1,923,516)	($10,340)

RESTRICTED SECURITIES	ACQUISITION DATE	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	150,000

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2018, the Fund used U.S. Treasury futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $10,340.

At June 30, 2018, the value of the Fund's investment in affiliated companies was $142,791, which represents 0.1% of the Fund's net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended June 30, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$150,000	$—	$—	$150,000	$142,791	$1,675	$—	$—	($171)

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$73,380,708	$—	$73,380,708
Sovereign Government Bonds	—	24,094,170	—	24,094,170
Asset-Backed Securities	—	16,498,126	—	16,498,126
Taxable Municipal Obligations	—	7,848,672	—	7,848,672
U.S. Government Agency Mortgage-Backed Securities	—	9,077,482	—	9,077,482
U.S. Government Agencies and Instrumentalities	—	936,755	—	936,755
High Social Impact Investments	—	142,791	—	142,791
Time Deposit	—	752,567	—	752,567
Total Investments	$—	$132,731,271	$—	$132,731,271

Liabilities
Futures Contracts(1)	$(10,340)	$—	$—	$(10,340)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 21, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    August 21, 2018